Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Income Taxes Disclosure [Line Items]
Valuation allowance						$ 12,615		$ 13,335
Percent of adjusted taxable income							30.00%
Interest expense subject to limitation						$ 2,500
Percentage of bonus depreciation allowance						100.00%
Bonus depreciation deduction for the current year						$ 2,600
Unrealized tax benefits	$ 600			$ 600		700
Unrecognized tax benefits will favorably impact effective tax rate in future periods						400
Unrecognized tax benefits expects to reduce in the next 12 months						$ 400
Additional income tax benefits resulting from enactment of CARES act				$ 600
Effective income tax rate	8.10%		5.20%	14.40%	24.40%
Tax benefit	$ 4,300		$ 1,500	$ 4,300
One-time benefit from change in tax law resulting from enactment of CARES act		$ 600
Earliest Tax Year
Income Taxes Disclosure [Line Items]
Open Tax Year						2013
Latest Tax Year
Income Taxes Disclosure [Line Items]
Open Tax Year						2018
Previously Reported
Income Taxes Disclosure [Line Items]
Unrealized tax benefits						$ 500
Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards						$ 31,300
Operating loss carryforwards expiration year						2037
State
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards						$ 29,800
Operating loss carryforwards expiration year						2031
Foreign
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards						$ 18,200
Operating loss carryforwards expiration year						2021
Service in 2023
Income Taxes Disclosure [Line Items]
Percentage of bonus depreciation allowance						80.00%
Service in 2024
Income Taxes Disclosure [Line Items]
Percentage of bonus depreciation allowance						60.00%
Service in 2025
Income Taxes Disclosure [Line Items]
Percentage of bonus depreciation allowance						40.00%
Service in 2026
Income Taxes Disclosure [Line Items]
Percentage of bonus depreciation allowance						20.00%